CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Time charter revenues	$ 0	$ 67,317,050	$ 39,134,328
Commissions	0	(562,340)	(368,434)
Commissions-related party	0	(866,568)	(493,232)
Net Revenues	0	65,888,142	38,272,662
EXPENSES:
Voyage expenses	0	2,522,736	486,158
Vessels operating expenses	0	15,774,453	8,170,703
Vessels operating expenses - related party	0	512,579	246,744
Dry-docking expenses	0	1,986,897	0
Dry-docking expenses, related party	0	75,493	0
Management fees charged by a related party	0	2,370,144	1,350,685
Depreciation	0	15,027,280	8,050,079
General and administrative expenses	2,051	3,080,971	1,057,119
General and administrative expenses - related party	0	2,839,865	1,443,350
Operating (loss) / income	(2,051)	21,697,724	17,467,824
OTHER INCOME / (EXPENSES):
Interest and finance costs	(108)	(7,814,228)	(4,070,152)
Interest and finance costs - related party	0	(675,856)	(508,019)
Interest income	0	16,796	10,444
Foreign currency (loss) / gain, net	(1,663)	(48,272)	53,289
Total other expenses, net	(1,771)	(8,521,560)	(4,514,438)
NET (LOSS) / INCOME	(3,822)	13,176,164	12,953,386
Other Comprehensive Loss
Unrealized loss on cash flow hedges	0	(651,896)	0
Total Other Comprehensive Loss	0	(651,896)	0
COMPREHENSIVE (LOSS) / INCOME	$ (3,822)	$ 12,524,268	$ 12,953,386
(Loss) / Earnings per capital stock / common share, basic	$ (38.22)	$ 0.56	$ 0.83
(Loss) / Earnings per capital stock / common share, diluted	$ (38.22)	$ 0.54	$ 0.83
Weighted average number of capital stock / common shares outstanding, basic	100	17,980,980	15,433,519
Weighted average number of capital stock / common shares outstanding, diluted	100	20,396,633	15,433,519